SCHEDULE OF ANTIDILUTIVE SECURITIES EXCLUDED FROM COMPUTATION OF EARNINGS PER SHARE (Details) (Parenthetical) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Mar. 31, 2021	Sep. 30, 2020	Dec. 31, 2019
Conversion price per share		$ 0.22	$ 0.22
Conversion Of Series E 1 Preferred Stock [Member]
Vesting description	vesting in 2021 through 2023	vesting in 2021 through 2023 and potential forfeiture
Conversion of Redeemable Convertible Preferred Stock [Member]
Conversion price per share	$ 0.16	$ 0.22
Conversion of Debentures [Member] | Shares May Be Converted into Bridge Notes [Member]
Conversion price per share		$ 0.22		$ 1.98	$ 2.10